PGIM Short Duration Muni Fund
Schedule of Investments as of June 30, 2023 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 101.1%
Municipal Bonds
Alabama 3.9%
Black Belt Energy Gas District,
Revenue, Gas Project No. 7, Series C-1, (Mandatory Put Date 12/01/26)	4.000%(cc)	10/01/52	2,120	$2,090,791
Revenue, Gas Project, Series E, (Mandatory Put Date 06/01/28)	5.000(cc)	05/01/53	2,000	2,081,418
Revenue, Project No. 5, Series A-1, (Mandatory Put Date 10/01/26)	4.000(cc)	10/01/49	1,000	987,660
Revenue, Project No. 8, Series A, (Mandatory Put Date 12/01/29)	4.000(cc)	12/01/52	1,440	1,384,185
Revenue, Series D1, Rfdg., (Mandatory Put Date 06/01/27)	4.000(cc)	07/01/52	500	496,828

Selma Industrial Development Board, Revenue, International Paper Co. Project, Series A, Rfdg., (Mandatory Put Date 06/16/25)	1.375(cc)	05/01/34	400	374,424
Southeast Alabama Gas Supply District, Revenue, Project No. 2, Series A, (Mandatory Put Date 06/01/24)	4.000(cc)	06/01/49	1,135	1,131,428
Southeast Energy Authority, A Cooperative District, Revenue, Project No.5, Series A	5.000	07/01/24	350	351,462
				8,898,196
Alaska 1.1%
Alaska Industrial Development & Export Authority, Revenue, Tanana Chiefs Conference Project, Series A	5.000	10/01/29	1,000	1,083,138
Northern Tobacco Securitization Corp., Revenue, Senior Series A, Class 1, Rfdg.	5.000	06/01/28	1,350	1,436,605
				2,519,743
Arizona 4.8%
Arizona Health Facilities Authority,
Revenue, Banner Health, Series B	4.278(cc)	01/01/37	2,500	2,292,875
Revenue, Banner Health, Series B, (Mandatory Put Date 11/04/26)	4.260(cc)	01/01/46	2,000	1,970,829

Arizona Industrial Development Authority, Revenue, Phoenix Children’s Hospital Project, Series A	5.000	02/01/27	325	343,726
Chandler Industrial Development Authority,
Revenue, Intel Corp. Project, (Mandatory Put Date 08/14/23)	2.400(cc)	12/01/35	1,340	1,338,959

PGIM Short Duration Muni Fund
Schedule of Investments as of June 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Arizona (cont’d.)
Chandler Industrial Development Authority, (cont’d.)
Revenue, Intel Corp., AMT, (Mandatory Put Date 06/03/24)	5.000%(cc)	06/01/49	1,190	$1,202,047

City of Phoenix Civic Improvement Corp., Revenue, Senior Lien, AMT, Rfdg.	5.000	07/01/32	500	500,000
Industrial Development Authority of the City of Phoenix, Revenue, Great Hearts Academies Project	3.750	07/01/24	205	203,418
Maricopa County Industrial Development Authority,
Revenue, Horizon Community Learning Center Project, Rfdg.	4.000	07/01/26	1,280	1,244,334
Revenue, Reid Traditional Schools Project	4.000	07/01/26	410	407,485

Salt Verde Finance Corp., Revenue, National Gas Utility, Senior Lien	5.250	12/01/26	1,275	1,309,850
				10,813,523
California 4.1%
California Community Choice Financing Authority, Revenue, Green Bond Project, Series B-2, (Mandatory Put Date 08/01/31)	4.460(cc)	02/01/52	1,000	951,346
California Health Facilities Financing Authority, Revenue, Lucile Salter Packard Children’s Hospital, Series A	5.000	08/15/43	1,270	1,289,983
California Infrastructure & Economic Development Bank,
Revenue, J.Paul Getty Trust, Series B-1, Rfdg., (Mandatory Put Date 01/01/24)	0.390(cc)	10/01/47	1,000	987,695
Revenue, Sustainability Bond Academy of Sciences, Series B, Rfdg., (Mandatory Put Date 08/01/24)	4.360(cc)	08/01/47	2,500	2,489,365

California Municipal Finance Authority, Revenue, American Heritage Foundation, Series A, Rfdg.	4.000	06/01/26	195	191,034
California Pollution Control Financing Authority,
Revenue, Green Bond Project, AMT, 144A	7.000	07/01/22^(d)	250	60,000
Revenue, Waste Management, Inc. Project, Series A, (Mandatory Put Date 05/01/24)	2.500(cc)	11/01/38	1,000	987,871
California School Finance Authority,
Revenue, Alliance College Ready Public Schools, Series A, Rfdg., 144A	4.000	07/01/24	270	268,284
Revenue, Green Dot Public School Project, Series A, 144A	4.000	08/01/25	330	327,165
Revenue, KIPP Project, Series A, 144A	3.625	07/01/25	250	247,156

PGIM Short Duration Muni Fund
Schedule of Investments as of June 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
California (cont’d.)

Long Beach Bond Finance Authority, Revenue, Natural Gas, Series B	5.015%(cc)	11/15/27	700	$681,936
Sanger Unified School District, Certificate of Participation, Capital Projects, AGM, Rfdg.	5.000	06/01/52	750	750,328
				9,232,163
Colorado 3.9%
City & County of Denver Airport System, Revenue, Series A, AMT, Rfdg.	5.000	11/15/29	2,500	2,716,672
Colorado Educational & Cultural Facilities Authority, Revenue, Lighthouse Building Corp. Stem Project, Rfdg.	4.000	11/01/24	10	9,952
Colorado Health Facilities Authority,
Revenue, CommonSpirit Health, Series A, Rfdg.	5.000	08/01/27	1,150	1,215,050
Revenue, CommonSpirit Health, Series A, Rfdg.	5.000	08/01/28	375	402,043
Revenue, CommonSpirit Health, Series A-2, Rfdg.	5.000	08/01/26	390	405,634
Revenue, CommonSpirit Health, Series B-2, (Mandatory Put Date 08/01/26)	5.000(cc)	08/01/49	1,330	1,374,926
Revenue, National Jewish Health Project, Rfdg.	5.000	01/01/24	315	315,040

Park Creek Metropolitan District, Revenue, Senior Ltd. Property Tax, Series A, Rfdg.	5.000	12/01/23	1,100	1,105,765
Regional Transportation District, Revenue, Denver Transit Partners Eagle P3 Project, Series A, Rfdg.	5.000	07/15/27	620	652,157
University of Colorado, University Enterprise Revenue, Green Bond Project, Series C-3B, Rfdg., (Mandatory Put Date 10/15/26)	2.000(cc)	06/01/51	780	757,494
				8,954,733
Connecticut 1.0%
Connecticut State Health & Educational Facilities Authority, Revenue, Series 2015-A, Rfdg., (Mandatory Put Date 07/12/24)	0.375(cc)	07/01/35	1,000	973,697
State of Connecticut, Revenue, Series B	5.000	10/01/37	1,175	1,265,975
				2,239,672

PGIM Short Duration Muni Fund
Schedule of Investments as of June 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Delaware 0.1%
Delaware State Economic Development Authority, Revenue, Newark Charter School, Series A, Rfdg.	2.800%	09/01/26	230	$224,187
District of Columbia 1.9%
District of Columbia, Revenue, KIPP Project, Series B, Rfdg.	5.000	07/01/37	800	811,759
District of Columbia KIPP Charter School,
Revenue, Project Series B, Rfdg.	5.000	07/01/27	220	226,003
Revenue, Rfdg. (Escrowed to Maturity Date 07/01/23)(ee)	5.000	07/01/23	75	75,000

District of Columbia Water & Sewer Authority, Revenue, Sub Lien, Series A, Rfdg.	5.000	10/01/39	1,185	1,238,349
Metropolitan Washington Airports Authority,
Revenue, Series A, AMT, Rfdg.	5.000	10/01/26	1,350	1,406,599
Revenue, Series A, AMT, Rfdg.	5.000	10/01/28	520	555,465
				4,313,175
Florida 8.9%
Central Florida Expressway Authority, Revenue, Senior Lien, Rfdg.	5.000	07/01/38	1,575	1,655,938
City of Tallahassee,
Revenue, Memorial Health Care, Inc. Project, Series A	5.000	12/01/23	255	256,022
Revenue, Memorial Health Care, Inc. Project, Series A	5.000	12/01/25	550	564,413
County of Broward Airport System,
Revenue, Series A, AMT	5.000	10/01/26	500	512,462
Revenue, Series B, AMT, Rfdg.	5.000	10/01/27	1,000	1,050,667

County of Lee Airport, Revenue, Series A, AMT, Rfdg.	5.000	10/01/28	1,000	1,069,695
County of Pasco, Revenue, H. Lee Moffitt Cancer Center Project, Series A, AGM	5.250	09/01/25	100	103,596
Greater Orlando Aviation Authority,
Revenue, Priority Sub-Series A, AMT	5.000	10/01/32	1,010	1,066,130
Revenue, Series A, AMT	5.000	10/01/28	3,230	3,440,261
Lakewood Ranch Stewardship District,
Special Assessment	4.250	05/01/25	200	198,999
Special Assessment	4.250	05/01/26	150	148,625
Special Assessment	4.625	05/01/27	500	500,842

Myrtle Creek Improvement District, Special Assessment, Series A, BAM, Rfdg.	4.000	05/01/27	700	708,163

PGIM Short Duration Muni Fund
Schedule of Investments as of June 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Florida (cont’d.)
Orange County Health Facilities Authority,
Revenue, Orlando Health Care Obligated Group, Series B, Rfdg.	5.000%	10/01/25	2,530	$2,605,568
Revenue, Orlando Health Care Obligated Group, Series B, Rfdg.	5.000	10/01/26	1,300	1,362,218

Orlando Utilities Commission, Revenue, Series B, (Mandatory Put Date 10/01/28)	1.250(cc)	10/01/46	2,540	2,199,284
Village Community Development District No. 06, Special Assessment, Revenue, Rfdg.	4.000	05/01/26	215	217,948
Village Community Development District No. 07,
Special Assessment, Revenue, Rfdg.	4.000	05/01/24	1,375	1,380,251
Special Assessment, Revenue, Rfdg.	4.000	05/01/25	840	848,277
Special Assessment, Revenue, Rfdg.	4.000	05/01/26	250	252,570
				20,141,929
Georgia 7.2%
Burke County Development Authority,
Revenue, Georgia Power Co. Plant Vogtle Project, Rfdg., (Mandatory Put Date 08/22/24)	1.700(cc)	12/01/49	1,000	974,729
Revenue, Oglethorpe Power Corp., Series V, Rfdg., (Mandatory Put Date 02/03/25)	3.250(cc)	11/01/45	500	494,631

City of Atlanta Department of Aviation, Airport Revenue, Series B, AMT	5.000	07/01/24	340	344,447
Main Street Natural Gas, Inc.,
Revenue, Series A, (Mandatory Put Date 09/01/27)	4.000(cc)	07/01/52	1,000	996,211
Revenue, Series B, (Mandatory Put Date 09/01/23)	4.214(cc)	04/01/48	1,300	1,293,561
Revenue, Series B, (Mandatory Put Date 12/02/24)	4.000(cc)	08/01/49	4,080	4,067,327
Revenue, Series C, (Mandatory Put Date 09/01/26)	4.000(cc)	03/01/50	1,890	1,882,846
Revenue, Series C, (Mandatory Put Date 12/01/28)	4.000(cc)	05/01/52	1,050	1,033,313
Revenue, Sub-Series C, (Mandatory Put Date 12/01/23)	4.000(cc)	08/01/48	2,080	2,076,368
Municipal Electric Authority of Georgia,
Power Revenue, Series HH, Rfdg.	5.000	01/01/29	1,315	1,404,708
Revenue, Combined Cycle Project, Series A, Rfdg.	4.000	11/01/24	1,080	1,083,839
Revenue, Project No. 1, Sub-Series A, Rfdg.	5.000	01/01/26	585	604,526
				16,256,506

PGIM Short Duration Muni Fund
Schedule of Investments as of June 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Idaho 0.8%
County of Nez Perce, Revenue, Potlatch Corp. Project, Rfdg.	2.750%	10/01/24	1,000	$983,785
Idaho Housing & Finance Association, Revenue, Series A	5.000	08/15/39	720	820,766
				1,804,551
Illinois 10.8%
Chicago O’Hare International Airport,
Revenue, Ohare International Airport, Senior Lien, Series C, AMT, Rfdg.	5.000	01/01/24	1,000	1,006,324
Revenue, Series A, AMT, Rfdg.	5.000	01/01/26	985	1,004,437

Chicago Transit Authority Capital Grant Receipts, Revenue, Section 5307, Rfdg.	5.000	06/01/28	1,000	1,074,156
City of Chicago, Series A, GO, Rfdg.	5.000	01/01/28	1,000	1,057,258
City of Chicago Waterworks,
Revenue, Second Lien Project	5.000	11/01/25	530	538,550
Revenue, Second Lien, Rfdg.	4.000	11/01/24	280	280,028
Revenue, Second Lien, Series B, Rfdg.	5.000	11/01/24	300	304,837

County of Cook, Series A, GO, Rfdg.	5.000	11/15/28	450	491,727
Illinois Finance Authority,
Revenue, Advocate Health Care Network, Series A-3, Rfdg.	5.000	11/01/30	1,095	1,144,580
Revenue, Advocate Health Care Project, Series A-1, Rfdg.	4.000	11/01/30	1,000	1,001,876
Revenue, American Water Capital Corp. Project, Rfdg., (Mandatory Put Date 09/01/23)	0.700(cc)	05/01/40	600	597,116
Railsplitter Tobacco Settlement Authority,
Revenue	5.000	06/01/24	230	233,041
Revenue	5.000	06/01/25	100	103,057
Revenue	5.000	06/01/26	3,365	3,535,678
Revenue	5.000	06/01/28	110	115,628

Regional Transportation Authority, Revenue, NATL, Series A, Rfdg.	5.500	07/01/25	960	1,001,493
Sales Tax Securitization Corp.,
Revenue, Second Lien, Series A, Rfdg.	5.000	01/01/27	1,150	1,213,625
Revenue, Senior Lien, Series C, Rfdg.	5.000	01/01/38	1,000	1,055,416
Revenue, Senior Series D(hh)	5.000	01/01/35	600	656,417

PGIM Short Duration Muni Fund
Schedule of Investments as of June 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Illinois (cont’d.)
State of Illinois,
Revenue, Build Illinois Bonds, Junior Obligation, Rfdg.	5.000%	06/15/24	705	$705,633
Revenue, Build Illinois Bonds, Junior Obligation, Series C, Rfdg.	5.000	06/15/26	1,935	1,999,622
Revenue, Junior Series D, BAM, Rfdg.	5.000	06/15/25	1,325	1,355,406
Series C, GO, Rfdg.	4.000	03/01/24	75	75,172
Series D, GO	5.000	11/01/23	2,260	2,268,243
Series D, GO, Rfdg.	5.000	07/01/24	775	785,144
Series D, GO, Rfdg.	5.000	07/01/36	775	848,591
				24,453,055
Indiana 1.6%
City of Rockport, Revenue, Power Co. Project, Series A, Rfdg.	3.050	06/01/25	500	491,871
City of Whiting Environmental Facilities, Revenue, BP Products, AMT, Rfdg., (Mandatory Put Date 06/05/26)	5.000(cc)	12/01/44	1,000	1,028,002
Indiana Finance Authority,
Revenue, Indiana University Health, Inc., Series A, Rfdg.	5.000	12/01/25	1,305	1,353,277
Revenue, Power & Light Co. Project, Series A, Rfdg.	1.400	08/01/29	1,000	882,127
				3,755,277
Kentucky 2.6%
County of Trimble, Revenue, Louisville Gas & Electric Project, Series A, AMT, Rfdg., (Mandatory Put Date 09/01/27)	1.300(cc)	09/01/44	750	655,364
Kentucky Public Energy Authority,
Revenue, Gas Supply, Series B, (Mandatory Put Date 01/01/25)	4.000(cc)	01/01/49	1,560	1,553,552
Revenue, Gas Supply, Series C-1, (Mandatory Put Date 06/01/25)	4.000(cc)	12/01/49	2,725	2,711,783
Revenue, Series C, (Mandatory Put Date 02/01/28)	4.000(cc)	02/01/50	1,000	985,756
				5,906,455
Louisiana 0.5%
City of New Orleans, GO, Rfdg.	5.000	12/01/23	150	150,902

PGIM Short Duration Muni Fund
Schedule of Investments as of June 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Louisiana (cont’d.)
City of New Orleans Sewerage Service, Sewer Revenue	5.000%	06/01/24	200	$202,987
Louisiana Offshore Terminal Authority, Revenue, Loop LLC Project, Series C, Rfdg., (Mandatory Put Date 12/01/23)	1.650(cc)	09/01/34	500	495,477
Parish of St. John the Baptist, Revenue, Marathon Oil Corp. Project, Rfdg., (Mandatory Put Date 07/01/24)	2.100(cc)	06/01/37	200	195,151
				1,044,517
Maryland 0.6%
Maryland Economic Development Corp., Revenue, Transportation Facilities Project, Series A, Rfdg.	5.000	06/01/24	350	353,372
State of Maryland, Second Series A, Bid Group 1, GO	5.000	08/01/25	1,000	1,040,473
				1,393,845
Massachusetts 0.5%
Massachusetts Development Finance Agency, Revenue, Boston University Issue, Series FF, Rfdg.(hh)	5.000	10/01/29	375	424,608
Massachusetts Port Authority, Revenue, Series C, AMT, Rfdg.	5.000	07/01/29	665	719,483
				1,144,091
Michigan 2.0%
Michigan Finance Authority,
Revenue, Senior Series A, Class 1, Rfdg.	5.000	06/01/27	500	525,153
Revenue, Senior Series A, Class 1, Rfdg.	5.000	06/01/29	1,750	1,880,993
Revenue, Senior Series A, Class 1, Rfdg.	5.000	06/01/32	500	547,449

Michigan Strategic Fund, Revenue, Graphic Packaging International LLC, Green Bond Recycle Project, AMT, (Mandatory Put Date 10/01/26)	4.000(cc)	10/01/61	1,500	1,485,696
				4,439,291

PGIM Short Duration Muni Fund
Schedule of Investments as of June 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Minnesota 0.2%
Hennepin County Housing & Redevelopment Authority, Revenue, Talmage Oakland Project, Series A, (Mandatory Put Date 09/01/24)	4.100%(cc)	09/01/25	500	$500,070
Mississippi 0.3%
County of Warren, Revenue, International Paper Co. Project, Rfdg., (Mandatory Put Date 09/01/23)	2.900(cc)	09/01/32	250	249,085
Mississippi Business Finance Corp., Pollution Control Revenue, Rfdg.	3.200	09/01/28	500	484,183
				733,268
Missouri 1.7%
Health & Educational Facilities Authority of the State of Missouri,
Revenue, BJC Health System, Series A	5.000	05/01/30	850	958,578
Revenue, BJC Health System, Series C, Rfdg., (Mandatory Put Date 05/01/28)	5.000(cc)	05/01/52	745	811,047
Revenue, Lutheran Senior Services, Rfdg.	5.000	02/01/35	1,010	984,525

Kansas City Industrial Development Authority, Revenue, International Airport Terminal, Series B, AMT	5.000	03/01/29	1,000	1,074,141
				3,828,291
Nebraska 0.6%
Central Plains Energy Project, Revenue, Project No. 4, (Mandatory Put Date 01/01/24)	5.000(cc)	03/01/50	1,275	1,279,409
Nevada 0.5%
County of Clark Department of Aviation, Revenue, Sub-Series B, AMT, Rfdg.	5.000	07/01/27	1,000	1,045,016
New Jersey 4.4%
New Jersey Economic Development Authority,
Revenue, American Water Co. Inc. Project, Series E, AMT, Rfdg.	0.850	12/01/25	600	559,946
Revenue, Series SSS, Rfdg.(hh)	5.250	06/15/39	325	344,833

New Jersey Health Care Facilities Financing Authority, Revenue, University Hospital, Series A, AGM, Rfdg.	5.000	07/01/23	500	500,000

PGIM Short Duration Muni Fund
Schedule of Investments as of June 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
New Jersey (cont’d.)

New Jersey Higher Education Student Assistance Authority, Revenue, Senior Series A, Rfdg.	5.000%	12/01/24	400	$406,256
New Jersey Transportation Trust Fund Authority, Revenue, Series AA, Rfdg.	5.000	06/15/24	500	507,132
New Jersey Turnpike Authority,
Revenue, Series D-1, Rfdg.	4.319(cc)	01/01/24	1,000	1,007,054
Revenue, Series E	5.000	01/01/32	1,000	1,029,453
Tobacco Settlement Financing Corp.,
Revenue, Series A, Rfdg.	5.000	06/01/25	1,895	1,947,603
Revenue, Series A, Rfdg.	5.000	06/01/27	2,420	2,561,330
Revenue, Series A, Rfdg.	5.000	06/01/28	335	359,611
Revenue, Series A, Rfdg.	5.000	06/01/30	500	536,593
Revenue, Series A, Rfdg.	5.000	06/01/36	235	248,830
				10,008,641
New Mexico 0.6%
City of Farmington, Revenue, 4 Corners Project, Rfdg.	1.800	04/01/29	1,500	1,313,740
New York 7.8%
Long Island Power Authority, Revenue, Series B, Rfdg., (Mandatory Put Date 09/01/26)	1.500(cc)	09/01/51	2,000	1,851,365
Metropolitan Transportation Authority, Revenue, Series D, Rfdg.	5.000	11/15/32	1,040	1,104,973
New York City Municipal Water Finance Authority, Revenue, 2nd Generation Resolution, Fiscal 2016, Sub-Series CC-1, Rfdg.	5.250	06/15/37	1,000	1,075,530
New York City Transitional Finance Authority,
Revenue, Future Tax Secured, Fiscal 1999, Sub-Series E-1	5.000	02/01/36	1,000	1,070,641
Revenue, Future Tax Secured, Fiscal 2015, Sub-Series E-1	5.000	02/01/41	2,360	2,414,793
Revenue, Sub-Series A-2	5.000	08/01/38	2,505	2,665,759

New York State Dormitory Authority, Revenue, Personal Income Tax, Series A, Rfdg.	5.250	03/15/37	500	549,243
New York State Urban Development Corp.,
Revenue, Personal Income Tax, Series A, Rfdg.	5.000	03/15/31	1,685	1,779,646
Revenue, Personal Income Tax, Series C, Rfdg.	5.000	03/15/41	1,375	1,456,008

PGIM Short Duration Muni Fund
Schedule of Investments as of June 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
New York (cont’d.)

New York Transportation Development Corp., Revenue, JFK International Air Terminal Project, Series A, AMT, Rfdg.	5.000%	12/01/25	200	$204,311
Port Authority of New York & New Jersey, Revenue, Series 226, AMT, Rfdg.	5.000	10/15/27	790	839,938
Triborough Bridge & Tunnel Authority,
Revenue, Senior Lien, Green Bond, Series B, Rfdg.(hh)	5.000	11/15/33	500	592,090
Revenue, Series A-2, Rfdg., (Mandatory Put Date 05/15/26)	2.000(cc)	05/15/45	1,000	941,595
TSASC, Inc.,
Revenue, Series A, Rfdg.	5.000	06/01/24	840	846,287
Revenue, Series A, Rfdg.	5.000	06/01/25	235	238,775
				17,630,954
North Dakota 0.2%
Cass County Joint Water Resource District, Series A, GO	0.480	05/01/24	555	539,934
Ohio 4.0%
Akron Bath Copley Joint Township Hospital District, Revenue, Summa Health Obligation Group, Rfdg.	5.000	11/15/27	185	193,179
American Municipal Power, Inc., Revenue, Prairie State Energy, Series A, Rfdg.	5.000	02/15/39	2,000	2,017,672
Buckeye Tobacco Settlement Financing Authority,
Revenue, Senior Series A-2, Class 1, Rfdg.	5.000	06/01/28	140	147,889
Revenue, Senior Series A-2, Class 1, Rfdg.	5.000	06/01/29	1,285	1,368,315
County of Cuyahoga,
Revenue, MetroHealth System, Rfdg.	4.000	02/15/29	1,200	1,181,450
Revenue, MetroHealth System, Rfdg.	5.000	02/15/25	695	704,147

Lancaster Port Authority, Revenue, Natural Gas, Series A, Rfdg., (Mandatory Put Date 02/01/25)	5.000(cc)	08/01/49	300	304,253
Ohio Air Quality Development Authority,
Revenue, American Electric Power Co. Project, Series A, (Mandatory Put Date 10/01/29)	2.400(cc)	12/01/38	500	439,562
Revenue, Duke Energy Corp. Project, Series A, AMT, Rfdg., (Mandatory Put Date 06/01/27)	4.250(cc)	11/01/39	2,000	1,982,961
Revenue, Ohio Valley Electric Corp. Project, Series B, (Mandatory Put Date 11/01/24)	1.375(cc)	02/01/26	750	712,013
				9,051,441

PGIM Short Duration Muni Fund
Schedule of Investments as of June 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Oklahoma 0.5%
Oklahoma Development Finance Authority, Revenue, University of Oklahoma Medicine Project, Series B	5.000%	08/15/29	1,100	$1,071,160
Pennsylvania 3.5%
Chester County Industrial Development Authority,
Revenue, Renaissance Academy Charter School, Rfdg.	3.750	10/01/24	140	139,008
Revenue, Renaissance Academy Charter School, Rfdg.	5.000	10/01/34	355	358,118

City of Philadelphia Airport, Revenue, Private Activity, AMT, Rfdg.	5.000	07/01/27	1,125	1,173,543
Delaware Valley Regional Finance Authority, Revenue, Series A, AMBAC	5.500	08/01/28	795	891,189
East Hempfield Township Industrial Development Authority, Revenue, Willow Valley Communities Project, Rfdg.	5.000	12/01/23	500	501,242
Geisinger Authority, Revenue, Geisinger Health System Obligation Group, Series B, Rfdg., (Mandatory Put Date 02/15/27)	5.000(cc)	04/01/43	1,000	1,046,308
Pennsylvania Economic Development Financing Authority, Revenue, Waste Management Inc., Project, Series B, AMT, Rfdg., (Mandatory Put Date 11/02/26)	1.100(cc)	06/01/31	1,250	1,145,583
Pennsylvania Turnpike Commission,
Revenue, Series A-1	5.000	12/01/41	1,215	1,256,386
Revenue, Series A-2	5.000	12/01/36	1,300	1,403,028
				7,914,405
Puerto Rico 2.1%
Commonwealth of Puerto Rico, Restructured, Series A, GO, CABS	4.119(t)	07/01/24	3,577	3,435,585
Puerto Rico Sales Tax Financing Corp.,
Revenue, Restructured, Series A-1, CABS	4.175(t)	07/01/29	1,325	1,033,935
Revenue, Series A-1, CABS	3.737(t)	07/01/24	250	240,969
				4,710,489

PGIM Short Duration Muni Fund
Schedule of Investments as of June 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Rhode Island 1.0%
Tobacco Settlement Financing Corp.,
Revenue, Series A, Rfdg.	5.000%	06/01/24	1,940	$1,965,608
Revenue, Series A, Rfdg.	5.000	06/01/28	240	243,517
				2,209,125
South Carolina 1.2%
Charleston County Airport District, Revenue, Series A, AMT, (Pre-refunded Date 07/01/23)(ee)	5.250	07/01/33	2,000	2,000,000
South Carolina Public Service Authority, Revenue, Santee Cooper Exchange Bonds, Series A, Rfdg.	4.000	12/01/29	619	638,050
				2,638,050
Tennessee 3.2%
Memphis-Shelby County Airport Authority, Revenue, Series A, AMT	5.000	07/01/25	500	511,765
Metropolitan Nashville Airport Authority, Revenue, Series B, AMT	5.250	07/01/34	500	560,096
Tennergy Corp.,
Gas Supply Revenue Bonds, Series A, (Mandatory Put Date 12/01/30)	5.500(cc)	10/01/53	380	403,083
Revenue, Series A, (Mandatory Put Date 09/01/28)	4.000(cc)	12/01/51	1,000	987,795

Tennessee Energy Acquisition Corp., Revenue, (Mandatory Put Date 11/01/25)	4.000(cc)	11/01/49	4,900	4,873,408
				7,336,147
Texas 7.2%
Arlington Housing Finance Corp., Revenue, MultiFamily Housing, (Mandatory Put Date 04/01/27)	4.500(cc)	04/01/41	1,000	1,028,942
Bexar County Health Facilities Development Corp., Revenue, Army Retirement Residence Foundation, Rfdg.	5.000	07/15/24	500	494,225
Central Texas Regional Mobility Authority, Revenue, Sub-Series F, BANS	5.000	01/01/25	680	689,213
City of Dallas Hotel Occupancy, Tax Revenue, Rfdg.	4.000	08/15/28	1,025	1,034,927

PGIM Short Duration Muni Fund
Schedule of Investments as of June 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Texas (cont’d.)
City of San Antonio Electric & Gas Systems,
Revenue, Junior Lien, Rfdg., (Mandatory Put Date 12/01/27)	2.000%(cc)	02/01/49	1,500	$1,386,799
Revenue, Junior Lien, Series B, Rfdg.	3.000	02/01/29	1,000	1,004,500

Clear Creek Independent School District, Permanent School Fund Program, GO, (Mandatory Put Date 08/15/24)	0.280(cc)	02/15/38	1,000	969,504
Clifton Higher Education Finance Corp.,
Revenue, Idea Public Schools, Series B	4.000	08/15/23	610	610,098
Revenue, Idea Public Schools, Series B	5.000	08/15/25	210	215,734

Decatur Hospital Authority, Revenue, Wise Regional Health Systems, Series A, Rfdg.	5.000	09/01/23	150	149,974
Gulf Coast Authority, Revenue, Exxonmobil Project, FRDD	3.670(cc)	09/01/25	1,400	1,400,000
Harris County Cultural Education Facilities Finance Corp., Revenue, Baylor College of Medicine, Series A, Rfdg., (Mandatory Put Date 07/01/24)	4.269(cc)	11/15/46	1,000	1,004,222
New Caney Independent School District, Permanent School Fund Program, GO, (Mandatory Put Date 08/15/24)	1.250(cc)	02/15/50	650	636,772
North Texas Tollway Authority, Revenue, Second Tier, Series B, Rfdg.	5.000	01/01/28	415	434,188
Tarrant County Cultural Education Facilities Finance Corp.,
Revenue, Baylor Scott and White Health Project, Series F, (Mandatory Put Date 11/15/30)	5.000(cc)	11/15/52	2,535	2,810,855
Revenue, Texas Health Resources System, Series A, Rfdg.	5.000	02/15/26	1,125	1,175,430
Revenue, Trinity Terrace Project, Series A-1, Rfdg.	5.000	10/01/29	630	634,250

Texas Municipal Gas Acquisition & Supply Corp. I, Revenue, Senior Lien, Series D	6.250	12/15/26	605	625,219
				16,304,852
Utah 2.0%
County of Utah, Revenue, IHC Health Services, Inc., Series A	5.000	05/15/43	1,600	1,696,107
Salt Lake City Airport,
Revenue, Series A, AMT	5.000	07/01/23	535	535,000
Revenue, Series A, AMT	5.000	07/01/26	1,160	1,200,258

PGIM Short Duration Muni Fund
Schedule of Investments as of June 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Utah (cont’d.)
Salt Lake City Airport, (cont’d.)
Revenue, Series A, AMT	5.000%	07/01/28	375	$391,342
Revenue, Series A, AMT	5.000	07/01/28	580	612,640
				4,435,347
Virginia 0.4%
Virginia Small Business Financing Authority, Revenue, Elizabeth River Crossings Project, Senior Lien, AMT, Rfdg.	4.000	01/01/30	750	758,933
Wise County Industrial Development Authority, Revenue, Virginia Electric & Power Co., Series A, (Mandatory Put Date 05/31/24)	1.200(cc)	11/01/40	250	242,378
				1,001,311
Washington 1.3%
City of Seattle Municipal Light & Power, Revenue, Series B, Rfdg., (Mandatory Put Date 11/01/26)	4.260(cc)	05/01/45	500	495,124
Port of Seattle, Revenue, Intermediate Lien, AMT	5.000	04/01/29	1,000	1,074,721
Washington Economic Development Finance Authority, Revenue, Mura Cascade ELP LLC Project, AMT, Rfdg., (Mandatory Put Date 12/08/23), 144A	3.900(cc)	12/01/42	1,000	1,000,104
Washington Health Care Facilities Authority, Revenue, Overlake Hospital Medical Center, Series B, Rfdg.	5.000	07/01/28	375	383,579
				2,953,528
West Virginia 1.0%
West Virginia Economic Development Authority,
Revenue, Appalachian Power Co. Amos Project, Series A, Rfdg., (Mandatory Put Date 04/01/24)	2.550(cc)	03/01/40	1,000	987,552
Revenue, Appalachian Power Co. Project, Series A, Rfdg., (Mandatory Put Date 12/01/25)	0.625(cc)	12/01/38	1,500	1,381,495
				2,369,047

PGIM Short Duration Muni Fund
Schedule of Investments as of June 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Wisconsin 1.1%
Public Finance Authority, Revenue, Trips Obligation Group, Senior Series E, Rfdg.	5.000%	07/01/23	355	$355,000
Wisconsin Department of Transportation, Revenue, Series 1, Rfdg.(hh)	5.000	07/01/29	2,000	2,164,295
				2,519,295

Total Long-Term Investments (cost $236,343,210)				228,928,429

	Shares
Short-Term Investment
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $85,602)(wb)		85,602	85,602

TOTAL INVESTMENTS 101.1% (cost $236,428,812)				229,014,031
Liabilities in excess of other assets (1.1)%				(2,530,771)

Net Assets 100.0%				$226,483,260

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
AGM—Assured Guaranty Municipal Corp.
AMBAC—American Municipal Bond Assurance Corp.
AMT—Alternative Minimum Tax
BAM—Build America Mutual
BANS—Bond Anticipation Notes
CABS—Capital Appreciation Bonds
FRDD—Floating Rate Daily Demand Note
GO—General Obligation
NATL—National Public Finance Guarantee Corp.
Rfdg—Refunding

#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $60,000 and 0.0% of net assets.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

PGIM Short Duration Muni Fund
Schedule of Investments as of June 30, 2023 (unaudited) (continued)
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ee)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash, a guaranteed investment contract and /or U.S. guaranteed obligations.
(hh)	When-issued security.
(t)	Represents zero coupon. Rate quoted represents effective yield at June 30, 2023.
(wb)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).